Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 30,088	$ 49,735	$ 158,938
Net income not subject to taxes	(68,675)	(94,106)	(138,542)
Net (loss) income subject to taxes	(38,587)	(44,371)	20,396
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	6,833	13,874	(3,338)
Adjustments to valuation allowance and uncertain tax positions	(14,733)	324	11,802
Permanent and currency differences	3,257	(12,507)	(9,125)
Change in tax rates	1,430	(2,515)	(312)
Income tax expense	$ (3,213)	$ (824)	$ (973)